Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Leases	A summary of supplemental information related to operating leases as of the year ended December 31, 2023 and the six months ended June 30, 2024 was as follows:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Operating lease right-of-use assets, net	21,656	18,855	2,595
Operating lease liabilities, current	1,750	1,811	249
Operating lease liabilities, non-current	5,980	5,054	695
Weighted average remaining lease terms	3.56 years	4.25 years	4.25 years
Weighted average discount rate	4.36%	4.64%	4.64%
Cash flow information related to leases consists of the following:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Right-of-use assets obtained in exchange for new operating lease liabilities	4,698	304	42

Schedule of Future Lease Payments Under Operating Leases	Future lease payments under operating leases as of June 30, 2024 were as follows:
As of June 30, 2024
RMB
(Unaudited)
FY2024	1,053
FY2025	2,118
FY2026	1,870
FY2027	1,087
FY2028	620
FY2029	290
FY2030	145
Total future lease payment	7,183
less: imputed interest	(318)
Represent value of future lease payments(1)	6,865
(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,811 (US$249) and RMB5,054 (US$695) as of June 30, 2024.